Description of the Plan (Details Narrative) - EPB 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
[custom:EBPParticipantContributionMaximumDeferralContributionToEligibleCompensationPercentage]	50.00%
[custom:EBP.ParticipantContributionCatchUpAmount]	$ 429,392
[custom:EBPEmployerContributionVestingPercentage]	1
[custom:EBPEmployerContributionVestingServicePeriod]	6 years
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Forfeited Nonvested Account	$ 2	$ 3,309
[custom:EmployeeBenefitPlanChangeInAdministrativeExpense]	$ 14,435